Income Taxes - Summary of the Balances of the Deferred tax Assets and Liabilities in Statement of Financial Position (Detail) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of Deferred Tax Assets And Liabilities [line items]
Asset	$ 411	$ 562
Liability	(394)	(485)
Net	17	77
Country of domicile [member]
Disclosure of Deferred Tax Assets And Liabilities [line items]
Asset	168	191
Liability	(185)	(272)
Net	(17)	(81)
Foreign countries [member]
Disclosure of Deferred Tax Assets And Liabilities [line items]
Asset	243	371
Liability	(209)	(213)
Net	$ 34	$ 158